CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Nov. 30, 2021
Convertible Debentures
Schedule of Convertible Debentures

	Liability component	Equity component	Total
	$	$	$
Balance, November 30, 2019	1,044,772	145,273	1,190,045
Interest expense and accretion	63,427	—	63,427
Conversion of convertible debentures	(681,980)	(95,306)	(777,286)
Reallocation of interest to accounts payable	(16,259)	—	(16,259)
Balance, November 30, 2020	409,960	49,967	459,927
Interest expense and accretion	8,427	—	8,427
Conversion of convertible debentures	(401,677)	(49,967)	(451,644)
Reallocation of interest to accounts payable	(16,710)	—	(16,710)
Balance, November 30, 2021	—	—	—